Related Party Transactions (Details Narrative)			3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 03, 2025 USD ($)	Apr. 22, 2024 USD ($) $ / shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($) shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Oct. 09, 2024 GBP (£)	Oct. 22, 2023 $ / shares	Sep. 22, 2023 shares
Related Party Transaction [Line Items]
Research and development expense			$ 302,000	$ 1,860,000		$ 1,080,000	$ 2,776,000	$ 5,054,000	$ 3,378,000
Proceeds from issuance of common shares related to the ATM program						355,000	11,948,000	19,699,000	3,328,000
Sale of Stock, Price Per Share | $ / shares											$ 54,000,000
Prepaid expense									400,000
Common Stock [Member]
Related Party Transaction [Line Items]
Cash | £										£ 60,000
Officers and Directors [Member]
Related Party Transaction [Line Items]
Payments for fees								400,000
Officers and Directors [Member] | Private Placement [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Sale of Stock, Price Per Share | $ / shares		$ 375,000
Sale of Stock, Consideration Received Per Transaction		$ 9,360,000
Joint Development Agreement [Member]
Related Party Transaction [Line Items]
Research and development expense								100,000
Proceeds from issuance of common shares related to the ATM program	$ 500,000
Prepaid expense								300,000
Prepaid expense			300,000			300,000		300,000
Board of Directors [Member]
Related Party Transaction [Line Items]
Travel expenses payable			200,000	300,000		400,000	300,000	400,000	$ 400,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Cash								400,000
Corvus Capital Limited [Member]
Related Party Transaction [Line Items]
Common share subscription | shares												1
SARBORG Ltd [Member] | SARBORG Services Agreement [Member]
Related Party Transaction [Line Items]
Research and development expense			100,000	$ 1,600,000		600,000	$ 2,400,000	4,200,000
Fair Value of Assets Acquired					$ 1,500,000
Prepaid expense			$ 400,000			$ 400,000		$ 600,000
SARBORG Ltd [Member] | SARBORG Services Agreement [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares					62